Revenue - Contract Balances (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of In-Progress Contracts
(a)	Details of in-progress contracts as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Accumulated cost	￦	26,153,452	27,281,031
Accumulated contract profit		1,848,718	2,462,008
Accumulated contract loss		(804,538)	(1,185,200)
Accumulated contract revenue		27,197,632	28,557,839

Summary of Due From Customers for Contract Work and Due to Customers for Contract Work
(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Unbilled due from customers for contract work	￦	810,655	1,128,116
Due to customers for contract work		(641,064)	(644,947)

	￦	169,591	483,169

Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss
(c)
Due to the factors causing the variation of costs for the years ended December 31, 2018 and 2019, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2018, 2019 and future periods are as follows:

(in millions of Won)	2018		2019
Changes in estimated total contract costs	￦	427,812	533,639
Changes in profit before income taxes of construction contract :
- Current period		(38,720)	(166,077)
- Future periods		69,428	(43,584)

Summary of Significant Assumptions Including Uncertainty of Estimate of Total Contract Costs
The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price

Summary of Expected Revenue In Relation To Performance Obligations
(e)	As of December 31, 2019, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2020		2021	2022	After 2023	Total
Expected Revenue	￦	6,387,124	4,279,557	2,105,577	1,965,478	14,737,736